Debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Subsequent to the Refinancing Transaction, the Company's debt facilities and key terms are as follows:

Facility	Original Principal / Facility amount	Interest Rate	Effective Interest Rate (1)	Facility Maturity Date	Principal Outstanding as of September 30, 2026 (Local Currency)	Principal Outstanding as of September 30, 2026 (USD)
Term Loan Facility (USD) (2)	$162,718	USD SOFR (4) + 0.11%(5) + 2.75% (0.5% floor)	12.0%	Jun-28	160,170	$160,170
Term Loan Facility (EUR) (2)	€107,860	EURIBOR + 3.00% (0% floor)	10.4%	Jun-28	107,860	122,221
Extended Term Loan Facility (USD) (2)	$650,871	USD SOFR (4) + 5% (0.5% floor)	12.0%	Jun-30	650,871	650,871
Extended Term Loan Facility (EUR) (2)	€478,421	EURIBOR + 5.00% (0% floor)	10.4%	Jun-30	478,421	542,121
Secured Notes (EUR)	€435,000	3.00%	3.2%	Jun-29	421,362	477,464
Secured Notes (USD)	$400,000	4.00%	4.2%	Jun-29	337,206	337,206
Extended Revolving Credit Facility (3)	$372,500
USD borrowings		USD SOFR (4) + 2.50% (0% floor)	6.4%	Aug-31	144,000	144,000
EUR borrowings		EURIBOR + 2.50% (0% floor)	5.0%	Aug-31	100,000	113,314
Line of Credit	$75,000	Term SOFR (4) + 2.70% (0% floor)	6.7%	Jul-27	45,000	45,000
Total Principal Outstanding						$2,592,367

(1)
The effective interest rate is as of September 30, 2026.
(2)
The Effective Interest Rates for the USD- and EUR-denominated facilities are calculated collectively for the Term Loan Facility and Extended Term Loan Facility within each respective currency.
(3)
Represents a single $372,500 multi-currency revolving credit facility under which borrowings may be denominated in U.S. Dollars or Euros.
(4)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.
(5)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.

Schedule of Long-Term Debt

	September 30, 2026	December 31, 2025
Principal Outstanding	$2,592,367	$2,639,448
Unamortized debt issuance cost	(71,743)	(24,220)
Total	2,520,624	2,615,228
Short-term debt (1)	114,839	10,190
Non-current debt	$2,405,785	$2,605,038
(1)
Short-term debt consists of $45,000 outstanding under the line of credit, $10,190 under the Term Loan Facility (USD), $32,545 under the Extended Term Loan Facility (USD), and $27,104 under the Extended Term Loan Facility (EUR).

Schedule of Maturities of Non Current Debt	Maturity requirements on debt as of September 30, 2026 by year are as follows:

Remainder 2026	$17,460
2027	114,839
2028	329,304
2029	874,320
2030	999,130
2031	257,314
Total	$2,592,367